Summary of Significant Accounting Policies - Short-term Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Summary of Significant Accounting Policies
Interest income on Short term investments	$ 0.3	$ 0.0	$ 0.4	$ 0.0
Impairment or credit losses	$ 0.0	$ 0.0	$ 0.0	$ 0.0